STOCKHOLDERS' EQUITY (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Exercised		(50,000)	(50,000)
Warrant [Member]
Number of warrants
Outstanding, beginning of period	1,540,625	600,000
Granted		940,625	600,000
Exercised
Expired
Outstanding, end of period	1,540,625	1,540,625	600,000
Weighted average remaining life (years)
Outstanding, beginning of period	1 year 6 months	2 years
Granted		1 year 7 months 6 days	2 years
Outstanding, end of period	1 year 3 months	1 year 6 months	2 years
Weighted average exercise price:
Outstanding, beginning of period	$ 0.66	$ 0.71
Granted		$ 0.63	$ 0.71
Exercised
Expired
Outstanding, end of period	$ 0.66	$ 0.66	$ 0.71